SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	12 Months Ended
Dec. 31, 2015
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Telecommunications equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	Lesser of original lease term or estimated useful life